Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	China Liberal Education Holdings Ltd,
Entity Central Index Key	0001775085
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2020
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	6,333,333
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false